SUMMARY OF JURISDICTIONS AND TAX YEARS (Details)	12 Months Ended
Dec. 31, 2022
INDONESIA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2018
INDONESIA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
NEW ZEALAND [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2019
NEW ZEALAND [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
SINGAPORE [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2019
SINGAPORE [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
SOUTH AFRICA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2018
SOUTH AFRICA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
UK [member]
IfrsStatementLineItems [Line Items]
Open tax years	2021
USA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2020
USA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022